Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share [Abstract]
Earnings per share

26.              Earnings per share

Basic and diluted earnings (loss) per share is calculated by means of the division of adjusted profit for the year attributable to the Company's common and preferred shareholders by the weighted average number of these shares held by shareholders, excluding those held in treasury and following the rules for the distribution of dividends provided for in the Company's bylaws, as described in Note 25(e), particularly in relation to the limited rights enjoyed by class “B” preferred shares. In view of these limited rights, this class of share does not participate in losses. In this case, the diluted result takes into account the conversion of two class "B" preferred shares into one class “A” preferred share, as provided for in the bylaws of the Company.

Class A preferred shares participate in dividends with common shares after the mandatory dividends has been attributed in accordance with the formula provided for in the Company's bylaws, as described in Note 25(d) and there is no highest limit for their participation.

Diluted and basic earnings (losses) per share are equal when there is profit in the year, since Braskem has not issued convertible financial instruments.

As required by IAS 33, the table below show the reconciliation of profit (loss) for the period adjusted to the amounts used to calculate basic and diluted earnings (loss) per share.

	Basic and diluted
	2017	2016	2015
Profit (loss) for the year attributed to Company's shareholders
of continued operations	3,856,564	(442,430)	2,995,338

Distribution of dividends attributable to priority:
Preferred shares class "A"	208,416		208,409
Preferred shares class "B"	351		360
	208,767		208,769

Distribution of 6% of unit value of common shares	273,827		273,824

Distribution of plus income, by class:
Common shares	1,915,805		1,426,771
Preferred shares class "A"	1,458,165		1,085,974
	3,373,970		2,512,745

Reconciliation of income available for distribution, by class (numerator):
Common shares	2,189,632	(251,222)	1,700,595
Preferred shares class "A"	1,666,581	(191,208)	1,294,383
Preferred shares class "B"	351		360
	3,856,564	(442,430)	2,995,338

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	343,775,864	343,771,165	343,783,562
Preferred shares class "B"	578,330		593,618
	796,022,846	795,439,817	796,045,832

Profit (loss) per share (in R$)
Common shares	4.8479	(0.5562)	3.7651
Preferred shares class "A"	4.8479	(0.5562)	3.7651
Preferred shares class "B"	0.6069		0.6065

		2016		2015
	Preferred shares Class "A"		Preferred shares Class "A"
	Outstanding	Weighted	Outstanding	Weighted
	shares	average	shares	average

Amount at beginning of year	343,768,220	343,768,220	343,848,120	343,848,120

Repurchase of treasury shares			(80,000)	(64,658)
Conversion of preferred shares class "B" to "A"	7,644	2,945	100	100

Amount at the end of the year	343,775,864	343,771,165	343,768,220	343,783,562